Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
BigToken Inc [Member]
Income tax benefit				$ 2,510,000